Note 23 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of net defined benefit liability (asset) [text block]
	2019	2018	2017
Present value of funded obligations	(5,958.2)	(5,161.0)	(5,027.7)
Fair value of plan assets	4,582.4	4,059.6	4,006.2
Present value of net obligations	(1,375.8)	(1,101.4)	(1,021.5)
Present value of unfunded obligations	(886.8)	(790.9)	(757.4)
Present value of net obligations	(2,262.6)	(1,892.3)	(1,778.9)
Asset ceiling	(297.3)	(298.3)	(368.4)
Net liability	(2,559.9)	(2,190.6)	(2,147.3)
Other long term employee benefits	(88.3)	(88.7)	(105.0)
Total employee benefits	(2,648.2)	(2,279.3)	(2,252.3)
Employee benefits amount in the balance sheet:
Liabilities	(2,704.4)	(2,343.6)	(2,310.7)
Assets	56.2	64.3	58.4
Net liabilities	(2,648.2)	(2,279.3)	(2,252.3)

Disclosure of defined benefit obligation [text block]
	2019	2018	2017
Defined benefit obligation at January 1 st	(5,951.9)	(5,785.1)	(5,333.4)
Acquisitions through shareholding exchange transaction	–	3.5	–
Service cost	(41.6)	(42.5)	(38.2)
Interest cost	(333.6)	(335.7)	(321.5)
Gains and (losses) on settlements or reductions in benefits	1.2	7.0	3.9
Contributions by plan participants	(4.3)	(4.4)	(4.1)
Actuarial gains and (losses) - geographical assumptions	0.5	9.9	77.3
Actuarial gains and (losses) - financial assumptions	(703.2)	(13.1)	(140.3)
Experience adjustment	119.0	106.4	(115.7)
Reclassifications	–	–	(7.5)
Effect of exchange rate fluctuations	(385.7)	(321.0)	(306.5)
Benefits paid	454.6	423.1	400.9
Defined benefit obligation at December, 31	(6,845.0)	(5,951.9)	(5,785.1)

Disclosure of the change in fair value of the plan assets [text block]
	2019	2018	2017
Fair value of plan assets at January 1 st	4,059.6	4,006.2	3,845.2
Interest Income	257.5	267.8	273.3
Administrative costs	(4.1)	(3.8)	(3.4)
Expected return excluding interest income	272.6	(168.8)	(64.8)
Contributions by employer	226.8	213.3	183.2
Contributions by plan participants	4.5	4.7	4.5
Exchange differences	221.1	170.6	166.8
Curtailments, settlements and others	(0.9)	(8.0)	–
Benefits paid excluding the costs of administration	(454.7)	(422.4)	(398.6)
Fair value of plan assets at December, 31	4,582.4	4,059.6	4,006.2

Disclosure of asset ceiling [text block]
	2019	2018	2017
Asset ceiling impact at January 1 st	64.3	58.4	33.5
Acquisitions through shareholding exchange transactions	–	(4.9)	–
Interest income/(expenses)	6.9	4.2	2.8
Change in asset ceiling excluding amounts included in interest income/(expenses)	(9.6)	(0.6)	8.8
Effect of exchange rate fluctuations	1.9	7.2	0.9
Others	(7.3)	–	12.4
Asset ceiling impact at December 31	56.2	64.3	58.4

Disclosure of defined benefit plans recognized in the income statement [text block]
	2019	2018	2017
Current service costs	(41.6)	(42.5)	(38.2)
Administrative costs	(4.1)	(3.8)	(3.4)
(Gains) losses on settlements and curtailments	3.3	7.3	4.2
Income from operations	(42.4)	(39.0)	(37.4)
Financial costs	(105.3)	(103.0)	(101.3)
Total employee benefit expenses	(147.7)	(142.0)	(138.7)

Disclosure of employee benefit revenue (expenses) allocation in income statement [text block]
	2019	2018	2017
Other operating income/(expenses), net	(0.2)	–	–
Cost of sales	(26.5)	(19.2)	(22.3)
Sales and marketing expenses	(8.9)	(8.8)	(5.0)
Administrative expense	(6.8)	(11.0)	(10.1)
Financial expenses	(105.3)	(103.0)	(101.3)
	(147.7)	(142.0)	(138.7)

Disclosure of actuarial assumptions of the entity [text block]
	2019	(i)	2018	(i)	2017	(i)
Discount rate	3.1% to 9.7%		3.9% to 9.6%		3.6% to 10.6%
Inflation	2.0% to 3.8%		2.0% to 4.0%		2.0% to 5.0%
Future salary increases	1.0% to 7.1%		1.0% to 7.1%		1.0% to 8.7%
Future pension increases	2.0% to 3.8%		2.0% to 4.0%		2.0% to 4.3%
Medical cost trend rate	4.5% to 7.4% p.a. reducing to 7.4%		4.5% to 7.9% p.a. reducing to 7.9%		4.5% to 7.9% p.a. reducing to 7.9%
Dental claims trend rate	3.8%		4.0%		4.3%

Life expectation for a male over 65 years old	83 to 87		83 to 87		83 to 87
Life expectation for a female over 65 years old	86 to 89		85 to 89		86 to 89

Disclosure of sensitivity analysis for actuarial assumptions [text block]
		2019		2018		2017
In millions of Brazilian Reais	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical costs trend rate	100 bases points	(47.0)	40.2	(113.8)	98.0	(119.7)	102.3
Discount rate	50 bases points	211.9	(225.6)	295.8	(314.4)	289.7	(309.2)
Future salary increases	50 bases points	(5.4)	5.1	(24.2)	23.0	(12.9)	12.3
Longevity	One year	(129.5)	125.9	(177.8)	174.0	(180.6)	176.5

Disclosure of plan assets components [text block]
	2019			2018			2017
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	50%	–	50%	50%	–	50%	50%	–	50%
Corporate bonds	7%	–	7%	7%	–	7%	7%	–	7%
Equity instruments	13%	–	13%	13%	–	13%	14%	–	14%
Cash	1%	–	1%	1%	–	1%	–	–	–
Others	29%	–	29%	29%	–	29%	29%	–	29%